Investment Securities (Tables)	6 Months Ended
Jun. 30, 2015
Investment Securities [Abstract]
Schedule Of Investment Securities Classified As Available-for-sale And Held-to-maturity

Available-for-sale	June 30, 2015
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
U.S. Government agency securities	$ 15,919	$ 19	$ (8)	$ 15,930
Federally insured student loan securities	122,173	442	(882)	121,733
Tax-exempt obligations of states and political subdivisions	515,598	10,628	(576)	525,650
Taxable obligations of states and political subdivisions	56,507	2,339	(38)	58,808
Residential mortgage-backed securities	383,593	2,500	(656)	385,437
Commercial mortgage-backed securities	92,676	847	(1,038)	92,485
Foreign debt securities	62,899	191	(160)	62,930
Corporate and other debt securities	107,112	257	(315)	107,054
	$ 1,356,477	$ 17,223	$ (3,673)	$ 1,370,027

Held-to-maturity	June 30, 2015
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Other debt securities - single issuers	$ 17,908	$ 679	$ (3,795)	$ 14,792
Other debt securities - pooled	75,741	1,401	-	77,142
	$ 93,649	$ 2,080	$ (3,795)	$ 91,934

Available-for-sale	December 31, 2014
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
U.S. Government agency securities	$ 16,519	$ 42	$ -	$ 16,561
Federally insured student loan securities	125,789	613	(390)	126,012
Tax-exempt obligations of states and political subdivisions	535,622	16,027	(380)	551,269
Taxable obligations of states and political subdivisions	58,868	2,614	(103)	61,379
Residential mortgage-backed securities	419,503	3,504	(878)	422,129
Commercial mortgage-backed securities	123,519	1,220	(1,500)	123,239
Foreign debt securities	67,094	130	(346)	66,878
Corporate and other debt securities	126,610	225	(663)	126,172
	$ 1,473,524	$ 24,375	$ (4,260)	$ 1,493,639

Held-to-maturity	December 31, 2014
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Other debt securities - single issuers	$ 17,882	$ 531	$ (3,820)	$ 14,593
Other debt securities - pooled	75,883	1,438	-	77,321
	$ 93,765	$ 1,969	$ (3,820)	$ 91,914

Amortized Cost And Fair Value Of Investment Securities By Contractual Maturity

	Available-for-sale		Held-to-maturity
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value
Due before one year	$ 277,219	$ 283,052	$ -	$ -
Due after one year through five years	372,163	373,013	7,018	7,599
Due after five years through ten years	288,885	295,488	-	-
Due after ten years	418,210	418,474	86,631	84,335
	$ 1,356,477	$ 1,370,027	$ 93,649	$ 91,934

Available-for-sale And Held-to-maturity Securities, Continuous Unrealized Loss Position

Available-for-sale		Less than 12 months		12 months or longer		Total
	Number of securities	Fair Value	Unrealized losses	Fair Value	Unrealized losses	Fair Value	Unrealized losses
Description of Securities
U.S. Government agency securities	2	$ 12,261	$ (8)	$ -	$ -	$ 12,261	$ (8)
Federally insured student loan securities	10	25,260	(257)	40,316	(625)	65,576	(882)
Tax-exempt obligations of states and
political subdivisions	118	58,419	(369)	30,353	(207)	88,772	(576)
Taxable obligations of states and
political subdivisions	5	1,216	(1)	4,127	(37)	5,343	(38)
Residential mortgage-backed securities	29	31,353	(69)	56,896	(587)	88,249	(656)
Commercial mortgage-backed securities	34	19,306	(90)	34,438	(948)	53,744	(1,038)
Foreign debt securities	23	16,004	(115)	7,627	(45)	23,631	(160)
Corporate and other debt securities	47	49,319	(269)	3,897	(46)	53,216	(315)
Total temporarily impaired
investment securities	268	$ 213,138	$ (1,178)	$ 177,654	$ (2,495)	$ 390,792	$ (3,673)

Held-to-maturity		Less than 12 months		12 months or longer		Total
	Number of securities	Fair Value	Unrealized losses	Fair Value	Unrealized losses	Fair Value	Unrealized losses
Description of Securities
Single issuers	1	$ -	$ -	$ 5,193	$ (3,795)	$ 5,193	$ (3,795)
Total temporarily impaired
investment securities	1	$ -	$ -	$ 5,193	$ (3,795)	$ 5,193	$ (3,795)

The table below indicates the length of time individual securities had been in a continuous unrealized loss position at December 31, 2014 (dollars in thousands):

Available-for-sale		Less than 12 months		12 months or longer		Total
	Number of securities	Fair Value	Unrealized losses	Fair Value	Unrealized losses	Fair Value	Unrealized losses
Description of Securities
Federally insured student loan securities	9	$ 28,435	$ (169)	$ 34,274	$ (221)	$ 62,709	$ (390)
Tax-exempt obligations of states and
political subdivisions	97	21,458	(134)	46,412	(245)	67,870	(379)
Taxable obligations of states and
political subdivisions	24	499	(1)	21,088	(102)	21,587	(103)
Residential mortgage-backed securities	29	43,946	(231)	67,023	(647)	110,969	(878)
Commercial mortgage-backed securities	30	41,231	(883)	47,549	(617)	88,780	(1,500)
Foreign debt securities	53	24,681	(203)	14,943	(144)	39,624	(347)
Corporate and other debt securities	61	62,984	(568)	16,609	(95)	79,593	(663)
Total temporarily impaired
investment securities	303	$ 223,234	$ (2,189)	$ 247,898	$ (2,071)	$ 471,132	$ (4,260)

Held-to-maturity		Less than 12 months		12 months or longer		Total
	Number of securities	Fair Value	Unrealized losses	Fair Value	Unrealized losses	Fair Value	Unrealized losses
Description of Securities
Single issuers	1	$ -	$ -	$ 5,144	$ (3,820)	$ 5,144	$ (3,820)
Total temporarily impaired
investment securities	1	$ -	$ -	$ 5,144	$ (3,820)	$ 5,144	$ (3,820)

Schedule Of Additional Information Related To Single Issuer And Pooled Trust Preferred Securities

Single issuer	Book value	Fair value	Unrealized gain/(loss)	Credit rating
Security A	$ 1,902	$ 2,000	$ 98	Not rated
Security B	8,988	5,193	(3,795)	Not rated

Class: All of the above are trust preferred securities.

The following table provides additional information related to the Company’s pooled trust preferred securities as of June 30, 2015:

Pooled issue	Class	Book value	Fair value	Unrealized gain	Credit rating	Excess subordination
Pool A (7 performing issuers)	Mezzanine	$ 82	$ 174	$ 92	CAA1	*

* There is no excess subordination for these securities.